Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets	6 Months Ended
Dec. 31, 2021 USD ($)
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	$ 4,884,227
Increase /(Decrease) in right-of-use assets, at cost
Exchange Rate Translation of right-of-use assets, at cost	64,657
Ending balance of total right-of-use assets, at cost	4,948,884
Beginning balance of accumulated amortization	(621,491)
Increase /(Decrease) in accumulated amortization	(155,155)
Exchange Rate Translation of right-of-use assets, at cost	2,350
Ending balance of accumulated amortization	(774,296)
Beginning balance of right-of-use assets, net	4,262,736
Increase /(Decrease) in right-of-use assets, net	(155,155)
Exchange Rate Translation of right-of-use assets, net	67,007
Ending balance of right-of-use assets, net	4,174,588
Shou Hill Valley Area [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	2,321,945
Increase/(Decrease) in right-of-use assets, at cost
Exchange Rate Translation of right-of-use assets, at cost	30,738
Ending balance of total right-of-use assets, at cost	2,352,683
Villas [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	2,291,798
Increase/(Decrease) in right-of-use assets, at cost
Exchange Rate Translation of right-of-use assets, at cost	30,338
Ending balance of total right-of-use assets, at cost	2,322,136
Base Station Tower [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	270,484
Increase/(Decrease) in right-of-use assets, at cost
Exchange Rate Translation of right-of-use assets, at cost	3,581
Ending balance of total right-of-use assets, at cost	$ 274,065